Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10. COMMITMENTS AND CONTINGENCIES
From time to time, the Company may be involved in litigation relating to claims or assessments arising out of its operations in the normal course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.

The Company is engaged in an ongoing legal matter with a former employee related to their departure in December 2025. The Company was expected to incur a settlement cost of $16,345,000 to resolve the dispute, which was deemed probable and estimable and was recognized within general and administrative expenses during the year ended December 31, 2025. The proposed settlement includes $100,000 of cash with the remaining amount to be settled in stock upon final resolution of the legal matter. As of March 31, 2026, the settlement cost to resolve the dispute was estimated to be $11,655,362, resulting in a change in fair value of legal settlement liability of $4,689,638, which was recorded in general and administrative expense in the statements of operations and comprehensive income (loss) for the three months ended March 31, 2026. As of March 31, 2026, the accrued legal settlement of $11,655,362 was recorded in accrued expenses.
Other than the above, management is not aware of any other legal proceedings or adverse outcome of which, in management’s opinion, individually or in the aggregate, could have a material adverse effect on the Company’s results of operations, financial position or cash flows.

10. COMMITMENTS AND CONTINGENCIES
From time to time, the Company may be involved in litigation relating to claims or assessments arising out of its operations in the normal course of business. The Company records a provision for a liability when it believes that it is both probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued.
The Company is engaged in an ongoing legal matter with a former employee related to their departure in December 2025. The Company expects to incur a settlement cost of $16,345,000 to resolve the dispute, which was deemed probable and estimable, and has recognized this amount as an expense within general and administrative expenses on the statements of operations and comprehensive loss for the year ended December 31, 2025. The proposed settlement includes $100,000 of cash with the remaining amount to be settled in stock upon final resolution of the legal matter.
Other than the above, management is not aware of any other legal proceedings or adverse outcome of which, in management’s opinion, individually or in the aggregate, could have a material adverse effect on the Company’s results of operations, financial position or cash flows.